Annual Operating Expenses {- Fidelity China Region Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity China Region Fund - Fidelity China Region Fund	Dec. 30, 2021
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.91%